Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000124329
Shareholder Report [Line Items]
Fund Name	Anfield Universal Fixed Income Fund
Trading Symbol	AFLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Anfield Universal Fixed Income Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://anfieldaflix.com/our-fund/. You can also request this information by contacting us at 1-866-866-4848.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-866-4848
Additional Information Website	https://anfieldaflix.com/our-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$155	1.51%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.51%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Anfield Universal Fixed Income Fund
Without Load	5.93%	3.09%	2.34%
With Load*	-0.15%	1.88%	1.74%
Bloomberg U.S. Aggregate 1-3 year Index (USD)	5.10%	1.86%	1.96%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA SOFR Overnight Rate Index	4.52%	3.18%	2.18%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 149,746,634
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 1,198,200
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$149,746,634
Number of Portfolio Holdings	320
Advisory Fee	$1,198,200
Portfolio Turnover	42%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Real Estate	0.3%
Technology	0.6%
Communications	0.6%
ABS	0.7%
Health Care	2.1%
Fixed Income	3.3%
U.S. Treasury Obligations	3.3%
Energy	3.4%
CMO	6.2%
Utilities	6.3%
Industrials	7.3%
CLO	16.0%
Consumer Discretionary	19.2%
Financials	29.7%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	17.8%
Collateralized Mortgage Obligations	5.4%
Corporate Bonds	49.4%
Open End Funds	3.3%
Preferred Stock	9.8%
Term Loans	11.0%
U.S. Government & Agencies	3.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	3.3%
Energy Transfer, L.P.	2.7%
First Citizens BancShares, Inc.	2.5%
Voya CLO Ltd., C	1.9%
BNP Paribas S.A.	1.8%
Aramark Services, Inc.	1.8%
Fidelity Advisor Floating Rate High Income Fund	1.7%
Bank of New York Mellon Corporation (The)	1.7%
Air Lease Corporation	1.7%
Nissan Motor Acceptance Corporation	1.7%

C000124331
Shareholder Report [Line Items]
Fund Name	Anfield Universal Fixed Income Fund
Trading Symbol	AFLKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Anfield Universal Fixed Income Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://anfieldaflix.com/our-fund/. You can also request this information by contacting us at 1-866-866-4848.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-866-4848
Additional Information Website	https://anfieldaflix.com/our-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$232	2.26%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	2.26%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Anfield Universal Fixed Income Fund	5.15%	2.31%	1.57%
Bloomberg U.S. Aggregate 1-3 year Index (USD)	5.10%	1.86%	1.96%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA SOFR Overnight Rate Index	4.52%	3.18%	2.18%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 149,746,634
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 1,198,200
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$149,746,634
Number of Portfolio Holdings	320
Advisory Fee	$1,198,200
Portfolio Turnover	42%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Real Estate	0.3%
Technology	0.6%
Communications	0.6%
ABS	0.7%
Health Care	2.1%
Fixed Income	3.3%
U.S. Treasury Obligations	3.3%
Energy	3.4%
CMO	6.2%
Utilities	6.3%
Industrials	7.3%
CLO	16.0%
Consumer Discretionary	19.2%
Financials	29.7%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	17.8%
Collateralized Mortgage Obligations	5.4%
Corporate Bonds	49.4%
Open End Funds	3.3%
Preferred Stock	9.8%
Term Loans	11.0%
U.S. Government & Agencies	3.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	3.3%
Energy Transfer, L.P.	2.7%
First Citizens BancShares, Inc.	2.5%
Voya CLO Ltd., C	1.9%
BNP Paribas S.A.	1.8%
Aramark Services, Inc.	1.8%
Fidelity Advisor Floating Rate High Income Fund	1.7%
Bank of New York Mellon Corporation (The)	1.7%
Air Lease Corporation	1.7%
Nissan Motor Acceptance Corporation	1.7%

C000124332
Shareholder Report [Line Items]
Fund Name	Anfield Universal Fixed Income Fund
Trading Symbol	AFLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Anfield Universal Fixed Income Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://anfieldaflix.com/our-fund/. You can also request this information by contacting us at 1-866-866-4848.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-866-4848
Additional Information Website	https://anfieldaflix.com/our-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$129	1.25%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Anfield Universal Fixed Income Fund	6.20%	3.36%	2.59%
Bloomberg U.S. Aggregate 1-3 year Index (USD)	5.10%	1.86%	1.96%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA SOFR Overnight Rate Index	4.52%	3.18%	2.18%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 149,746,634
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 1,198,200
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$149,746,634
Number of Portfolio Holdings	320
Advisory Fee	$1,198,200
Portfolio Turnover	42%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Real Estate	0.3%
Technology	0.6%
Communications	0.6%
ABS	0.7%
Health Care	2.1%
Fixed Income	3.3%
U.S. Treasury Obligations	3.3%
Energy	3.4%
CMO	6.2%
Utilities	6.3%
Industrials	7.3%
CLO	16.0%
Consumer Discretionary	19.2%
Financials	29.7%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	17.8%
Collateralized Mortgage Obligations	5.4%
Corporate Bonds	49.4%
Open End Funds	3.3%
Preferred Stock	9.8%
Term Loans	11.0%
U.S. Government & Agencies	3.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	3.3%
Energy Transfer, L.P.	2.7%
First Citizens BancShares, Inc.	2.5%
Voya CLO Ltd., C	1.9%
BNP Paribas S.A.	1.8%
Aramark Services, Inc.	1.8%
Fidelity Advisor Floating Rate High Income Fund	1.7%
Bank of New York Mellon Corporation (The)	1.7%
Air Lease Corporation	1.7%
Nissan Motor Acceptance Corporation	1.7%